Leases	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Leases
42.	LEASES

(1)	Lessor

1)	Finance lease

①	The total investment in finance lease and the present value of the minimum lease payments to be recovered are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Total investment in lease	Net investment in lease
Within one year	160,181	146,749
After one year but within two years	231,075	215,497
After two years but within three years	366,599	338,709
After three years but within four years	501,034	452,099
After four years but within five years	368,420	314,696
After five years	19	18

Total	1,627,328	1,467,768

	December 31, 2023
	Total investment in lease	Net investment in lease
Within one year	226,242	208,121
After one year but within two years	330,524	308,793
After two years but within three years	446,742	412,015
After three years but within four years	364,917	323,331
After four years but within five years	127,001	109,675
After five years	24	24

Total	1,495,450	1,361,959

②	The unrealized interest income of the finance lease is as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Total investment in lease	1,627,328	1,495,450
Net investment in lease	1,467,768	1,361,959
Present value of minimum lease payments	1,467,768	1,361,959
Present value of unguaranteed residual value	—	—

Unearned interest income	159,560	133,491

2)	Operating lease

①	The details of operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Prepaid lease assets	3,121	20,538
Operating lease assets
Acquisition cost	3,320,275	4,199,535
Accumulated depreciation	(729,818)	(913,609)
Net carrying value	2,590,457	3,285,926

Total	2,593,578	3,306,464

②	The details of changes in operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Beginning balance	1,778,308	2,590,457
Acquisition	1,321,251	1,336,203
Disposal	(138,189)	(202,542)
Depreciation	(388,895)	(462,394)
Others	17,982	24,202

Ending balance	2,590,457	3,285,926

③	The future lease payments to be received under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Within one year	567,998	748,283
After one year but within two years	526,899	681,591
After two years but within three years	420,244	517,967
After three years but within four years	275,080	286,677
After four years but within five years	86,606	121,621

Total	1,876,827	2,356,139

④	There is no adjusted lease payments recognized as profit or loss for the years ended December 31, 2022 and 2023.

(2)	Lessee

1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Lease payments
Within one year	170,781	206,798
After one year but within five years	152,145	146,755
After five years	33,007	25,356

Total	355,933	378,909

2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023
Total cash outflows from lease	192,540	195,015

3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is low value are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023
Lease payments for short-term leases	1,469	936
Lease payments for which the underlying asset is of low value	1,316	1,369

Total	2,785	2,305

Variable lease payments that were not included in the measurement of lease liabilities for the years ended December 31, 2022 and 2023 were 5,470 million Won and 32,037 million Won.